Loans and Borrowings	12 Months Ended
Mar. 31, 2023
Loans and borrowings
Loans and borrowings

13.Loans and borrowings:

	March 31,	March 31,
	2023	2022

Promissory note originally of $10,000,000 and increased to $13,000,000 on July 13, 2022, issued by Sprout, to Morgan Stanley Expansion Capital ("Morgan Stanley" or "MSEC"), guaranteed by the Company and secured through a first-ranking mortgage on all movable current and future, corporeal and incorporeal, and tangible and intangible assets of Sprout. The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing September 30, 2022. Interest is compounded and is accrued and added to the principal amount of the loan and is presented net of borrowing costs. The principal and accrued interest may also be converted, in whole or in part, at any time before February 1, 2024, upon the mutual consent of Sprout, the Company and MSEC, into common shares of the Company. In connection with the increase of $3,000,000 of the promissory note, MSEC was issued 372,670 common shares of Neptune of a value of $570,185. On April 27, 2023, the note maturity has been extended from February 1, 2024 to December 31, 2024, which will bear interest at the rate of 15.0% per annum to December 31, 2023, payable in kind, and 10.0% per annum, payable in kind, and 5.0% per annum payable in cash, from and after January 1, 2024.

	$15,622,508	$11,648,320

Promissory note of $250,000 issued by Sprout on August 26, 2022, guaranteed by the Company and secured by the issued and outstanding capital stock of Sprout. The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing September 30, 2022. Interest is accrued and added to the principal amount of the loan and is presented net of borrowing costs. The principal is payable on February 1, 2024 in cash, or, upon the prior consent of the holder, fully or partially in common shares of Neptune at the Company's discretion. Neptune issued 36,765 common shares for a value of $75,736 in connection with this promissory note.

	218,517	—

Promissory notes totaling $550,000 issued by Sprout on November 8, 2022, guaranteed by the Company and secured by the issued and outstanding capital stock of Sprout. The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing December 31, 2022. Interest is accrued and added to the principal amount of the loan and is presented net of borrowing costs. The principal is payable on February 1, 2024 in cash, or, upon the prior consent of the holder, fully or partially in common shares of Neptune at the Company's discretion. Neptune issued 146,330 common shares for a value of $96,578 in connection with these promissory notes.

	496,061	—

Senior secured notes (the "Notes") issued by the Company on January 12, 2023 for gross proceeds of $4,000,000 pursuant to the Note Purchase Agreement with CCUR Holdings, Inc. ("Collateral Agent") and the purchasers named therein. The Notes will mature 12 months from the initial closing and bear interest at a rate of 16.5% per annum. The Notes are secured by the assets of Neptune excluding the assets of Sprout. Interest will be payable in kind on the first 6 monthly payment dates after the initial closing date and thereafter will be payable in cash. The lender has the right to demand immediate repayment in the event of default of certain covenants. The Company defaulted on certain conditions of the Notes and entered into Waiver and First Amendment to the Notes (the "Waiver Agreement") on March 9, 2023. The Waiver Agreement waived certain administrative, regulatory and financial statement related covenants and the Notes were amended to provide that the Purchasers shall be paid an exit fee in the aggregate amount of $200,000, payable as follows: (i) on or prior to May 15, 2023, $100,000 and (ii) on the Maturity Date (as defined in the Note Purchase Agreement), $100,000. The interest rate was also increased to 24% for a period extending until the Company meets specified criteria in the Waiver Agreement which occurred on March 21, 2023. Amongst other covenants, the Notes require timely filling of financial statements. Debt issuance costs totaling $713,320 were capitalized to this loan, including the issuance by Neptune of 850,000 January 2023 Warrants of a value of $338,320.

	3,607,116	—

Accounts receivable factoring facility contracted by Sprout on January 25, 2023. The maximum available is $5 million. The terms of the agreement include a Funds Usage Fee of prime plus 1% with a minimum interest rate of 8% per annum. The lender was granted a security interest in Sprout's accounts receivable. The agreement will remain in effect for a 12-month period, effective January 23, 2023, and will be eligible for renewal. Neptune guaranteed the obligations of Sprout in connection with this agreement.	2,762,110	—

Promissory note of $300,000 issued by Sprout on March 11, 2023, guaranteed by the Company and secured by the issued and outstanding capital stock of Sprout. The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing March 31, 2023. Interest is accrued and added to the principal amount of the loan and is presented net of borrowing costs. The principal is payable on February 1, 2024 in cash, or, upon the prior consent of the holder, fully or partially in common shares of Neptune at the Company's discretion. Neptune issued 111,111 warrants exercisable at a price of $0.54 in connection with this promissory note. The fair value of these warrants was $37,723 (refer to note 14(f)).

	244,952	—

	22,951,264	11,648,320
	7,538,369	—
	$15,412,895	$11,648,320

During the years ended March 31, 2023 and 2022, interest expense of $1,999,889 and $1,000,000 respectively were recognized on loans and borrowings.

Refer to Note 25 - Subsequent Events for additional developments.